Pension and other postretirement benefits (Q3) (Tables)	9 Months Ended
Sep. 30, 2025
Pension and other postretirement benefits [Abstract]
Schedule of Net Benefit Costs
The following table summarizes, with respect to defined benefit pension plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$2	$—
Interest cost	1	1	3	9
Expected return on assets	—	—	(3)	(8)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$—	$1	$2	$13

	For the nine months ended September 30,
	Defined Benefit Pension Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$3	$2
Interest cost	3	3	8	25
Expected return on assets	—	—	(8)	(24)
Amortization of actuarial gain	(1)	—	—	—
Settlement loss	—	—	—	12
Net periodic pension benefit cost	$2	$3	$3	$15

Other postretirement benefit plans
The following table summarizes, with respect to other postretirement benefit plans, the components of Net periodic pension benefit cost:

	For the three months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	—	1	—	1
Amortization of actuarial gain	—	(1)	—	(1)
Net periodic pension benefit cost	$—	$—	$1	$1

	For the nine months ended September 30,
	Other Postretirement Benefit Plans
	U.S.		Non-U.S.
(In millions)	2025	2024	2025	2024
Components of Net periodic pension benefit
Service cost	$—	$—	$1	$1
Interest cost	2	2	2	3
Amortization of actuarial gain	(2)	(2)	—	(1)
Net periodic pension benefit cost	$—	$—	$3	$3